CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Ordinary shares	Treasury shares	Subscriptions receivable from shareholders	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 1,889		$ (7,172,192)	$ 23,786,652	$ (350,981)	$ (105,655,324)	$ (89,389,956)
Balance at the beginning (in shares) at Dec. 31, 2020	18,888,070
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss						(73,177,935)	(73,177,935)
Other comprehensive income					257,000		257,000
Exercise of share options (Note 8)	$ 23			226,758			$ 226,781
Exercise of share options (Note 8) (in shares)	233,957						233,958
Issuance of ordinary shares under performance incentive plan (Note 8)	$ 2			416,749			$ 416,751
Issuance of ordinary shares under performance incentive plan (Note 8) (in shares)	23,734
Subscription from shareholders			381,282				381,282
Sharebased compensation, adjustments to additional paid-in capital				18,679,658			18,679,658
Accretion of convertible redeemable preferred shares to redemption value				(28,553)			(28,553)
Conversion of convertible redeemable preferred shares to ordinary shares upon the completion of initial public offering ("IPO")	$ 2,725			154,475,235			154,477,960
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO") (in shares)	27,249,824
Issuance of ordinary shares upon IPO, net of issuance cost	$ 1,057			147,094,280			147,095,337
Issuance of ordinary shares upon IPO, net of issuance cost (in shares)	10,571,375
Purchase of treasury shares under share repurchase program (Note 16)		$ (2,361,576)					(2,361,576)
Purchase of treasury shares under share repurchase program (Note 16) (in shares)		(295,174)
Retirement of treasury shares (Note 16)	$ (20)	$ 1,741,971		(1,750,041)			(8,090)
Retirement of treasury shares (Note 16) (in shares)	(201,100)	201,100
Surrender of ordinary shares for repayment of promissory notes (Note 8)	$ (49)		$ 6,790,910	(6,800,807)			(9,946)
Surrender of ordinary shares for repayment of promissory notes (Note 8) (in shares)	(491,119)
Balance at the end at Dec. 31, 2021	$ 5,627	$ (619,605)		336,099,931	(93,981)	(178,833,259)	156,558,713
Balance at the end (in shares) at Dec. 31, 2021	56,274,741
Balance at the end, Treasury shares (in shares) at Dec. 31, 2021		(94,074)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss						(79,971,847)	(79,971,847)
Other comprehensive income					(755,324)		(755,324)
Exercise of share options (Note 8)	$ 20			323,192			$ 323,212
Exercise of share options (Note 8) (in shares)	197,975						197,975
Issuance of ordinary shares under performance incentive plan (Note 8)	$ 10			391,985			$ 391,995
Issuance of ordinary shares under performance incentive plan (Note 8) (in shares)	99,999
Sharebased compensation, adjustments to additional paid-in capital				10,520,282			10,520,282
Purchase of treasury shares under share repurchase program (Note 16)		$ (3,976,681)					(3,976,681)
Purchase of treasury shares under share repurchase program (Note 16) (in shares)		(1,512,932)
Retirement of treasury shares (Note 16)	$ (160)	$ 4,596,282		(4,596,122)
Retirement of treasury shares (Note 16) (in shares)	(1,607,005)	(1,607,005)
Balance at the end at Dec. 31, 2022	$ 5,497	$ (4)		342,739,268	(849,305)	(258,805,106)	$ 83,090,350
Balance at the end (in shares) at Dec. 31, 2022	54,965,710
Balance at the end, Treasury shares (in shares) at Dec. 31, 2022		(1)					(1)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss						(18,946,370)	$ (18,946,370)
Other comprehensive income					(950,783)		(950,783)
Exercise of share options (Note 8)	$ 1			5,499			$ 5,500
Exercise of share options (Note 8) (in shares)	10,000						10,000
Issuance of ordinary shares under performance incentive plan (Note 8)	$ 7			89,093			$ 89,100
Issuance of ordinary shares under performance incentive plan (Note 8) (in shares)	69,225
Share-based compensation	$ 42			7,271,658			7,271,700
Share-based compensation (in shares)	425,905
Balance at the end at Dec. 31, 2023	$ 5,547	$ (4)		$ 350,105,518	$ (1,800,088)	$ (277,751,476)	$ 70,559,497
Balance at the end (in shares) at Dec. 31, 2023	55,470,840
Balance at the end, Treasury shares (in shares) at Dec. 31, 2023		(1)					(1)